COMMON STOCK (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Common Stock 1		225,000,000
Common Stock 2		75,000,000
Common Stock 3		$ 0.001
Common Stock 4		0.001
Common Stock 5		102,220,000
Common Stock 6		70,740,000
Common Stock 7		46,800,000
Common Stock 8		15,600,000
Common Stock 9		99,960
Common Stock 10		36,000,000
Common Stock 11		12,000
Common Stock 12		0.00278
Common Stock 13		$ 0.00833
Common Stock 14		300,000
Common Stock 15		100,000
Common Stock 16		0.3333
Common Stock 17		$ 1.00
Common Stock 18		100,000
Common Stock 19		70,000
Common Stock 20		420,000
Common Stock 21		140,000
Common Stock 22		0.1667
Common Stock 23		$ 0.50
Common Stock 24		110,000
Common Stock 25		55,000,000
Common Stock 26		0.002
Common Stock 1	225,000,000
Common Stock 2	0.001
Common Stock 3	102,506,667
Common Stock 4	102,220,000
Common Stock 5	70,000
Common Stock 6	420,000
Common Stock 7	$ 0.1667
Common Stock 8	110,000
Common Stock 9	55,000,000
Common Stock 10	$ 0.002
Common Stock 11	286,667
Common Stock 12	$ 0.50
Common Stock 13	86,468
Common Stock 1			75,000,000
Common Stock 2			0.001
Common Stock 3			15,600,000
Common Stock 4			3,500,000
Common Stock 5			99,960
Common Stock 6			12,000,000
Common Stock 7			$ 0.00833
Common Stock 8			100,000
Common Stock 9			$ 1.00
Common Stock 10			100,000
Common Stock 11			$ 70,000
Common Stock 12			140,000
Common Stock 13			$ 0.50